SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of compensation expenses recognized

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
General and administrative expenses	26,123	5,879	9,834
Sales and marketing expenses	—	—	1,400
Research and development expenses	—	—	720
Cost of revenues	—	—	352
Total	26,123	5,879	12,306

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Share-based compensation expenses:
-Related to management’s restricted shares (a)	9,865	—	—
-Related to management’s RSUs (b)	16,258	5,879	8,950
-Related to share options (c)	—	—	3,356
Total	26,123	5,879	12,306

Schedule of movement of restricted shares

	Number of restricted	Weighted average grant
	shares	date fair value (US$)
Unvested as of January 1, 2023	739,208	5.7072
Vested	(739,208)	5.7072
Unvested as of December 31, 2023	—	—

Schedule of movement of restricted share units

	RSUs
	Number of	Weighted average grant
	RSUs	date fair value (US$)
Unvested as of January 1, 2023	676,017	6.3515
Vested	(234,005)	6.3515
Unvested as of December 31, 2023	442,012	6.3515
Vested	(234,005)	6.3515
Unvested as of December 31, 2024	208,007	6.3515
Granted	1,780,681	0.6727
Vested	(1,507,773)	1.4561
Unvested as of December 31, 2025	480,915	0.6727

Schedule of employees' stock option

			Weighted-	Weighted
		Weighted-	average	average	Aggregate
		average exercise	remaining	grant date	intrinsic
	Number of share	price per option	contractual life	fair	value
	option	(US$)	(years)	value (US$)	(US$)
Outstanding as of January 1, 2025	—	—	—	—	—
Granted	4,996,006	1.98		0.1627
Exercised	—	—		—
Forfeited	(543,979)	1.98		0.1626
Outstanding as of December 31, 2025	4,452,027	0.66	7.05	0.1627	—

Exercisable as of December 31, 2025	—	—	—	—	—
Expected to vest as of December 31, 2025	4,452,027	0.66	7.05	0.1627	—

Schedule of estimate the fair values

For the year ended December 31, 2025
Risk-free interest rate(1)	4.80%
Dividend yield(2)	0.00%
Volatility(3)	49.44%
Exercise multiple(4)	2.2-2.8

(1)	Risk-free interest rate – The risk-free interest rate for periods within the contractual life of the options is based on the yield of US government Bonds with a maturity life equal to the remaining maturity life of the share options as of the valuation date.
(2)	Dividend yield – The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options.
(3)	Volatility – Volatility is estimated based on the historical volatility of common shares of several comparable publicly-traded companies in the same industry.
(4)	Exercise multiple – Exercise multiple is estimated based on changes in expected intrinsic value of the option and the likelihood of early exercise by employees.